Offerings	Aug. 29, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.650% Notes due 2033
Amount Registered | shares	669,660,000
Maximum Aggregate Offering Price	$ 668,146,568.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 98,618.43
Offering Note	The U.S. dollar amount to be registered is based on the Euro to U.S. dollar exchange rate of 1 Euro to 1.1161 U.S. dollar, which is the exchange rate as of noon, New York City time on August 27, 2024 on the Bloomberg page "BFIX."
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.